Operating leases	12 Months Ended
Dec. 31, 2012
Operating leases [Abstract]
Operating leases
Note 9 – Operating leases

The Company has operating leases relating to premises, the most significant being its offices in Stavanger, London, Singapore, Houston, Rio de Janeiro, Dubai and Aberdeen. In the years ended December 31, 2012, 2011 and 2010 rental expenses amounted to $25 million, $20 million and $21 million, respectively. Future minimum rental payments are as follows:

Year	US$ million
2013	23
2014	13
2015	10
2016	7
2017	8
2018 and thereafter	21
Total	82